Profit/(loss) from divestment of ZIM (Narrative) (Details) - Z I M Member - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Total consideration transferred	$ 525,000		$ 525,000
Gain on sale of ZIM shares	$ 475,000	$ 0	$ 474,581	$ 0